UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-22363

SteelPath MLP Funds Trust
(Exact name of registrant as specified in charter)

2100 McKinney Avenue, Suite 1401
    Dallas, TX 75201
 (Address of principal executive offices)(zip code)

Gabriel Hammond
SteelPath Fund Advisors, LLC
2100 McKinney Avenue, Suite 1401
    Dallas, TX 75201
 (Name and address of agent for service)

Registrant's telephone number, including area code: (214) 740-6040

Date of fiscal year end: November 30

Date of reporting period: August 31, 2011

Item 1.	Schedules of Investments.

SteelPath MLP Select 40 Fund
SCHEDULE OF INVESTMENTS – As of 08/31/2011
(Unaudited)

Description	Shares	Fair Value

Master Limited Partnership Shares — 99.3%

Coal — 6.4%
Alliance Holdings GP LP	218,048	$10,357,280
Alliance Resource Partners LP	178,778	12,848,775
Natural Resource Partners LP	311,271	8,989,507
Oxford Resource Partners LP	87,754	1,697,162
Rhino Resource Partners LP	129,528	2,771,899
Total Coal		36,664,623

Exploration & Production — 2.5%
EV Energy Partners LP	139,543	9,611,722
Linn Energy LLC	129,726	4,910,129
Total Exploration & Production		14,521,851

Gathering/Processing — 19.7%
Chesapeake Midstream Partners LP	82,003	2,285,423
Compressco Partners LP	248,429	3,922,694
Copano Energy LLC	255,685	8,289,308
DCP Midstream Partners LP	242,132	9,387,458
Exterran Partners LP	194,041	4,422,194
MarkWest Energy Partners LP	467,460	22,461,453
Regency Energy Partners LP	604,413	14,433,382
Targa Resources Partners LP	417,504	14,320,387
Western Gas Partners LP	277,675	10,085,156
Williams Partners LP	443,159	24,010,355
Total Gathering/Processing		113,617,810

Natural Gas Pipelines — 27.2%
Boardwalk Pipeline Partners LP	638,916	16,036,792
Duncan Energy Partners LP	308,312	13,109,426
El Paso Pipeline Partners LP	670,043	24,650,882
Energy Transfer Equity LP	556,676	21,287,290
Energy Transfer Partners LP	193,623	8,724,652
Enterprise Products Partners LP	323,000	13,614,450
Niska Gas Storage Partners LLC, Class U	294,784	3,737,861
ONEOK Partners LP	579,101	25,167,730
PAA Natural Gas Storage LP	45,678	826,315
Spectra Energy Partners LP	649,015	18,853,886
TC Pipelines LP	248,199	10,821,476
Total Natural Gas Pipelines		156,830,760

Petroleum Transportation — 37.0%
Buckeye Partners LP	395,020	24,878,360
Enbridge Energy Partners LP	769,249	21,923,596
Genesis Energy LP	436,022	10,791,545
Global Partners LP	317,220	6,328,539
Holly Energy Partners LP	349,300	17,709,510
Magellan Midstream Partners LP	410,736	24,631,838
Martin Midstream Partners LP	102,115	3,627,125
NuStar Energy LP	315,385	18,670,792
NuStar GP Holdings LLC	258,873	8,936,296
Oiltanking Partners LP (1)	350,153	8,400,170
Plains All American Pipeline LP	445,106	26,986,777
Sunoco Logistics Partners LP	228,694	19,610,510
Teekay LNG Partners LP	236,110	7,959,268
Tesoro Logistics LP	277,349	6,492,740
Transmontaigne Partners LP	189,237	6,417,027
Total Petroleum Transportation		213,364,093

Propane — 6.5%
Ferrellgas Partners LP	443,793	10,025,284
Inergy LP	599,444	17,000,232
Suburban Propane Partners LP	222,549	10,568,852
Total Propane		37,594,368

Total Master Limited Partnership Shares (identified cost $529,327,950)		572,593,505

Short-Term Investments — 3.5%

Money Market — 3.5%
Fidelity Treasury Portfolio, 0.010% (2)	20,342,465	20,342,465

Total Short-Term Investments (identified cost $20,342,465)		20,342,465

Total Investments — 102.8% (identified cost $549,670,415)		592,935,970

Liabilities In Excess of Other Assets — (2.8)%		(16,317,397)

Net Assets — 100.0%		$576,618,573

LLC — Limited Liability Company
LP — Limited Partnership
(1) Non-income producing.
(2) Variable rate security; the coupon rate represents the rate at August 31, 2011. See Notes to Schedules of Investments.

SteelPath MLP Alpha Fund
SCHEDULE OF INVESTMENTS – As of 08/31/2011
(Unaudited)

Description	Shares	Fair Value

Master Limited Partnership Shares — 99.9%

Gathering/Processing — 8.5%
Compressco Partners LP	161,821	$2,555,154
Exterran Partners LP	351,893	8,019,641
Regency Energy Partners LP	851,145	20,325,343
Western Gas Partners LP	248,231	9,015,750
Total Gathering/Processing		39,915,888

Natural Gas Pipelines — 38.4%
Duncan Energy Partners LP	137,489	5,846,032
El Paso Pipeline Partners LP	1,026,367	37,760,042
Energy Transfer Equity LP	533,638	20,406,317
Enterprise Products Partners LP	818,844	34,514,275
ONEOK Partners LP	795,290	34,563,303
Spectra Energy Partners LP	633,800	18,411,890
TC Pipelines LP	641,667	27,976,681
Total Natural Gas Pipelines		179,478,540

Petroleum Transportation — 47.9%
Buckeye Partners LP	610,810	38,468,814
Enbridge Energy Partners LP	789,419	22,498,441
Genesis Energy LP	726,884	17,990,379
Global Partners LP	291,139	5,808,223
Holly Energy Partners LP	580,839	29,448,537
Magellan Midstream Partners LP	356,813	21,398,076
NuStar Energy LP	270,550	16,016,560
Oiltanking Partners LP (1)	115,614	2,773,580
Plains All American Pipeline LP	465,743	28,237,998
Sunoco Logistics Partners LP	285,797	24,507,093
Transmontaigne Partners LP	506,199	17,165,208
Total Petroleum Transportation		224,312,909

Propane — 5.1%
Inergy LP	845,984	23,992,106

Total Master Limited Partnership Shares (identified cost $456,429,289)		467,699,443

Short-Term Investments — 0.1%

Money Market — 0.1%
Fidelity Treasury Portfolio, 0.010% (2)	471,368	471,368

Total Short-Term Investments (identified cost $471,368)		471,368

Total Investments — 100.0% (identified cost $456,900,657)		468,170,811

Liabilities In Excess of Other Assets — 0.0%		(105,410)

Net Assets — 100.0%		$468,065,401

LLC — Limited Liability Company
LP — Limited Partnership
(1) Non-income producing.
(2) Variable rate security; the coupon rate represents the rate at August 31, 2011. See Notes to Schedules of Investments.

SteelPath MLP Income Fund
SCHEDULE OF INVESTMENTS – As of 08/31/2011
(Unaudited)

Description	Shares	Fair Value

Master Limited Partnership Shares — 95.4%

Coal — 1.8%
Oxford Resource Partners LP	86,157	$1,666,276
Rhino Resource Partners LP	115,472	2,471,101
Total Coal		4,137,377

Exploration & Production — 5.1%
EV Energy Partners LP	137,738	9,487,394
Linn Energy LLC	61,271	2,319,107
Total Exploration & Production		11,806,501

Gathering/Processing — 24.1%
American Midstream Partners LP (1)	283,034	5,097,442
Chesapeake Midstream Partners LP	43,313	1,207,133
Compressco Partners LP	127,641	2,015,452
Copano Energy LLC	327,531	10,618,555
Exterran Partners LP	290,744	6,626,056
MarkWest Energy Partners LP	247,963	11,914,622
Regency Energy Partners LP	478,194	11,419,273
Targa Resources Partners LP	216,460	7,424,578
Total Gathering/Processing		56,323,111

Natural Gas Pipelines — 19.7%
Boardwalk Pipeline Partners LP	221,191	5,551,894
Duncan Energy Partners LP	18,172	772,674
Energy Transfer Partners LP	211,719	9,540,058
Enterprise Products Partners LP	239,451	10,092,860
Niska Gas Storage Partners LLC, Class U	240,578	3,050,529
ONEOK Partners LP	198,118	8,610,208
TC Pipelines LP	189,342	8,255,311
Total Natural Gas Pipelines		45,873,534

Petroleum Transportation — 35.5%
Buckeye Partners LP	201,678	12,701,680
Enbridge Energy Partners LP	409,252	11,663,682
Global Partners LP	472,807	9,432,500
Holly Energy Partners LP	225,210	11,418,147
Martin Midstream Partners LP	306,568	10,889,295
NuStar Energy LP	200,501	11,869,659
Plains All American Pipeline LP	66,900	4,056,147
Transmontaigne Partners LP	317,539	10,767,748
Total Petroleum Transportation		82,798,858

Propane — 9.2%
Ferrellgas Partners LP	403,255	9,109,530
Inergy LP	437,510	12,407,784
Total Propane		21,517,314

Total Master Limited Partnership Shares (identified cost $212,186,468)		222,456,695

Short-Term Investments — 6.0%

Money Market — 6.0%
Fidelity Treasury Portfolio, 0.010% (2)	13,857,511	13,857,511

Total Short-Term Investments (identified cost $13,857,511)		13,857,511

Total Investments — 101.4% (identified cost $226,043,979)	236,314,206

Liabilities In Excess of Other Assets — (1.4)%	(3,215,088)

Net Assets — 100.0%	$233,099,118

LLC — Limited Liability Company
LP — Limited Partnership
(1) Non-income producing.
(2) Variable rate security; the coupon rate represents the rate at August 31, 2011. See Notes to Schedules of Investments.

THE STEELPATH MLP FUNDS TRUST
NOTES TO SCHEDULES OF INVESTMENTS
August 31, 2011 (Unaudited)

Security Valuation - Securities are valued at market value as of the close of trading on each business day when the New York Stock Exchange (“NYSE”) is open. Securities, listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. If there are no sales on a given day, then the securities are valued at the mean of the bid and ask price on the primary exchange on which the securities are listed. Securities traded in the Over-The-Counter market are valued on the basis of the last sales price as reported by NASDAQ®. Debt securities that mature in fewer than 60 days are valued at amortized cost (unless the Board determines that this method does not represent fair value), if their original maturity was 60 days or less or by amortizing the value as of the 61st day before maturity, if their original term to maturity exceeded 60 days.

A Fund will fair value price its securities when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. Fair valuations will be reviewed by the Board on a quarterly basis.

Fair value pricing should result in a more accurate determination of a Fund’s net asset value price, which should eliminate the potential for stale pricing arbitrage opportunities in a Fund. However, fair value pricing involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

A “significant event” is one that occurred prior to a Fund’s valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such “significant events” relate to developments in foreign securities that occur after the close of trading in their respective markets.

Security Transactions – Security transactions are recorded on the trade date plus one basis, except for the last day of the fiscal quarter end, when they are recorded on trade date.  Securities sold are determined on a specific identification basis.

Return of Capital Estimates - Distributions received from the Funds’ investments in MLPs generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. For the period ended August 31, 2011, the Funds estimated that 95% of the MLP distributions received would be treated as return of capital.

Federal Tax Information – At August 31, 2011, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	SteelPath MLP	SteelPath MLP	SteelPath MLP
	Select 40	Alpha	Income
Cost of Investments	$549,131,618	$456,774,961	$225,946,243
Gross Unrealized Appreciation	$66,772,022	$31,655,366	$24,127,560
Gross Unrealized Depreciation	(22,967,670)	(20,259,516)	(13,759,597)
Net Unrealized Appreciation on Investments	$43,804,352	$11,395,850	$10,367,963

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Footnote Disclosure

U.S. GAAP establishes a hierarchy that prioritizes the various inputs used in determining the value of a fund’s investments. The three broad levels of the hierarchy are described below:

•	Level 1 — quoted prices for active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 — significant unobservable inputs, including the Funds’ own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2011.

SteelPath MLP Select 40 Fund

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Master Limited Partnership Shares*	$572,593,505	$-	$-	$572,593,505
Short-Term Investments	20,342,465	-	-	20,342,465
Total	$592,935,970	$-	$-	$592,935,970

SteelPath MLP Alpha Fund

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Master Limited Partnership Shares*	$467,699,443	$-	$-	$467,699,443
Short-Term Investments	471,368	-	-	471,368
Total	$468,170,811	$-	$-	$468,170,811

SteelPath MLP Income Fund

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Master Limited Partnership Shares*	$222,456,695	$-	$-	$222,456,695
Short-Term Investments	13,857,511	-	-	13,857,511
Total	$236,314,206	$-	$-	$236,314,206

* For a detailed break-out of Master Limited Partnerships by major industry classification, please refer to the Schedule of Investments.

The Funds did not hold any Level 2 or Level 3 securities during the period ended August 31, 2011. There were no significant transfers into and out of any level during the current period. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

Item 2.	Controls and Procedures.

a)
The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant’s service providers.

b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)
Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SteelPath MLP Funds Trust

/s/ Gabriel Hammond
By: Gabriel Hammond
President and Principal Executive Officer
Date	October 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Gabriel Hammond
By: Gabriel Hammond
President and Principal Executive Officer
Date	October 28, 2011

/s/ Stuart Cartner
By: Stuart Cartner
Vice President, Treasurer and Principal Financial Officer
Date	October 28, 2011